BASIC AND DILUTED NET EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Earnings Per Share
	Year ended December 31,
	2018	2017	2016
Numerator:
Loss attributable to Eltek Ltd shareholders'	(2,607)	(3,775)	(3,624)

Denominator:
Denominator for basic loss per share weighted-average number of shares outstanding	2,028,552	2,028,552	2,028,552
Effect of diluting securities:
Employee stock options	-	-	-

Denominator for diluted loss per share - adjusted weighted average shares and assumed exercises	2,028,552	2,028,552	2,028,552